Related party transactions - Service agreements and products - Summary (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Balances
Accounts Payables	€ 210,384,000		€ 153,781,000
Service Agreements
Transactions
Sales of goods and services	1,702,000	€ 6,006,000
Purchases of goods and services	29,834,000	30,179,000
Balances
Accounts Receivable	1,991,000		3,508,000
Accounts Payables	11,095,000		12,489,000
Accrued Expenses	6,687,000		9,376,000
Products
Transactions
Sales of goods and services	9,862,000	7,907,000
Purchases of goods and services	159,935,000	130,096,000
Balances
Accounts Receivable	11,062,000		8,750,000
Accounts Payables	116,606,000		61,633,000
Fresenius SE (largest shareholder)
Balances
Accounts Receivable	80,388,000		80,228,000
Accounts Payables	76,784,000		32,454,000
Fresenius SE (largest shareholder) | Service Agreements
Transactions
Sales of goods and services	32,000	70,000
Purchases of goods and services	5,182,000	5,724,000
Balances
Accounts Receivable	1,064,000		378,000
Accounts Payables	3,149,000		4,019,000
Fresenius SE (largest shareholder) | Lease Agreements
Transactions
Purchases of goods and services	0
Fresenius SE (largest shareholder) | Products
Transactions
Sales of goods and services	9,862,000	7,907,000
Purchases of goods and services	8,290,000	9,075,000
Balances
Accounts Receivable	11,062,000		8,750,000
Accounts Payables	3,699,000		3,658,000
Affiliates of Fresenius SE
Transactions
Purchases of goods and services	250,000
Affiliates of Fresenius SE | Service Agreements
Transactions
Sales of goods and services	940,000	876,000
Purchases of goods and services	24,652,000	24,455,000
Balances
Accounts Receivable	849,000		681,000
Accounts Payables	7,946,000		8,470,000
Equity method investees | Service Agreements
Transactions
Sales of goods and services	730,000	5,060,000
Balances
Accounts Receivable	78,000		2,449,000
Equity method investees | Products
Transactions
Purchases of goods and services	151,645,000	€ 121,021,000
Balances
Accounts Payables	€ 112,907,000		€ 57,975,000